Prepayment, Net - Schedule of Prepayment (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Prepayment	$ 88,116	$ 95,804
Less: Allowance for bad debt	(88,116)	(88,105)	$ (97,691)
Totals	$ 0	$ 7,699